Asset Acquisitions (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Oct. 14, 2021	Jul. 22, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 07, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 1,918,000		$ 372,000	$ 2,137,000
Research and development expense			$ 5,799,000	$ 3,049,000	$ 7,257,000	$ 3,798,000
Issuance of common stock, net of issuance costs, shares			425,001	263,646	120,000,000	35,000
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash							$ 400,000
Other commitment							10,000,000
Material License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business development	$ 100,000
Northwestern Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other commitment							$ 10,000,000
Research and development expense	$ 500,000
City of Hope Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee paid		$ 180,000
Issuance of common stock, net of issuance costs, shares		100,000
Fair value of issuance		$ 167,000
licensed patents		18,700,000
Research and development in process		$ 347,000